Shareholders' equity - Authorized capital (Details) € in Thousands	Jun. 15, 2015 EUR (€)	Jun. 10, 2015 EUR (€)	Dec. 31, 2017 shares	Dec. 31, 2016 shares	May 19, 2015 item
Shareholders' equity
Shares issued | shares			308,111,000	307,221,791
Maximum increase in capital (as a percent)				10.00%
Authorized Capital 2015/I
Shareholders' equity
Minimum number of occasions to increase share capital | item					1
Maximum increase in authorised capital | €	€ 35,000
Shares issued | shares			0
Authorized Capital 2015/II
Shareholders' equity
Minimum number of occasions to increase share capital | item					1
Maximum increase in authorised capital | €		€ 25,000
Maximum increase in capital (as a percent)			10.00%